united states
                                      securities and exchange commission
                                             washington, d.c. 20549

                                                   form n-csr

                         certified shareholder report of registered management
                                               investment companies

Investment Company Act file number  811-21312

Access Variable Insurance Trust
 (Exact name of registrant as specified in charter)

475 Hickorynut Avenue, Oldsmar, Florida 34677
  (Address of principal executive offices)             (Zip code)

Timothy Ashburn, Unified Fund Services, Inc. 431 North Pennsylvania Street,
                                                 Indianapolis, Indiana 46204
                           (Name and address of agent for service)

Registrant's telephone number, including area code:  727-771-1260

Date of fiscal year end: 12/31

Date of reporting period: 6/30/03

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

Access Variable Insurance Trust
Wells S&P REIT Index Fund
Schedule of Investments
June 30, 2003 (Unaudited)

Common Stocks - 95.24%                                                      Shares                               Value

Hotels & Motels - 1.42%
Host Marriott Corp. (a)                                                        740                               $     6,771
                                                                                                           -----------------

Operators of Nonresidential Buildings - 2.35%
Parkway Properties, Inc.                                                        50                                     2,102
Rouse Company                                                                  240                                     9,144
                                                                                                           -----------------

                                                                                                                      11,246
                                                                                                           -----------------

Real Estate Investment Trusts - 90.23%
Alexandria Real Estate Equities, Inc                                            40                                     1,800
Amli Residential Properties Trust                                               50                                     1,177
Apartment Investment & Management Co.                                          240                                     8,304
Archstone Smith Operating Trust                                                510                                    12,240
Arden Realty, Inc.                                                             200                                     5,190
Associated Estates Realty Corp                                                  60                                       394
AvalonBay Communities, Inc.                                                    220                                     9,381
Bedford Property Investors, Inc.                                                50                                     1,420
Boston Properties, Inc.                                                        240                                    10,512
Brandywine Realty Trust                                                        110                                     2,708
BRE Properties, Inc.                                                           110                                     3,652
Camden Property Trust                                                           90                                     3,145
Capital Automotive REIT                                                        100                                     2,799
CarrAmerica Realty Corp.                                                       130                                     3,615
CBL & Associates Properties, Inc.                                               90                                     3,870
Centerpoint Properties Trust                                                    90                                     5,512
Chateau Communities, Inc.                                                       90                                     2,663
Chelsea Property Group, Inc.                                                   130                                     5,240
Colonial Properties Trust                                                       60                                     2,111
Commercial Net Lease Realty, Inc.                                              130                                     2,241
Cornerstone Realty Income Trust, Inc.                                          150                                     1,096
Corporate Office Properties Trust                                               70                                     1,185
Cousins Properties, Inc.                                                       150                                     4,185
Crescent Real Estate Equities Co.                                              260                                     4,319
Developers Diversified Realty Corp.                                            260                                     7,394
Duke Realty Corp.                                                              340                                     9,367
EastGroup Properties, Inc.                                                      50                                     1,350
Entertainment Properties Trust                                                  60                                     1,725
Equity Inns, Inc.                                                              130                                       897
Equity Office Properties Trust                                               1,155                                    31,197
Equity Residential Properties Trust                                            760                                    19,722
Essex Property Trust, Inc.                                                      90                                     5,152
Federal Realty Investment Trust SBI                                            140                                     4,480
Felcor Lodging Trust, Inc.                                                     180                                     1,413
First Industrial Realty Trust, Inc.                                            110                                     3,476
Gables Residential Trust                                                        80                                     2,418
General Growth Properties, Inc.                                                160                                     9,990

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Wells S&P REIT Index Fund
Schedule of Investments - continued
June 30, 2003 (Unaudited)

Common Stocks - 95.24% - continued                                          Shares                                    Value

Real Estate Investment Trusts - 90.23% - continued
Glenborough Realty Trust, Inc.                                                  90                                   $ 1,724
Glimcher Realty Trust                                                          110                                     2,464
Great Lakes REIT                                                                50                                       800
Health Care Property Investors, Inc.                                           180                                     7,623
Health Care REIT, Inc.                                                         120                                     3,660
Healthcare Realty Trust, Inc.                                                  130                                     3,790
Highwoods Properties, Inc.                                                     160                                     3,568
Home Properties of New York, Inc.                                               90                                     3,172
Hospitality Properties Trust                                                   160                                     5,000
HRPT Properties Trust                                                          330                                     3,036
Innkeepers USA Trust                                                           120                                       816
iStar Financial, Inc.                                                          250                                     9,125
Keystone Property Trust                                                         70                                     1,296
Kilroy Realty Corp.                                                             90                                     2,475
Kimco Realty Corp.                                                             270                                    10,233
Koger Equity, Inc.                                                              70                                     1,206
Kramont Realty Trust                                                            70                                     1,155
LaSalle Hotel Properties                                                        60                                       887
Lexington Corporate Properties Trust                                           110                                     1,947
Liberty Property Trust                                                         240                                     8,304
Macerich Co.                                                                   140                                     4,918
Mack-Cali Realty Corp                                                          180                                     6,548
Manufactured Home Communities, Inc.                                             40                                     1,404
Meristar Hospitality Corp.                                                     140                                       720
Mid Atlantic Realty Trust                                                       60                                     1,256
Mid-America Apartment Communities, Inc.                                         60                                     1,621
Mills Corp.                                                                    130                                     4,362
National Health Investors, Inc.                                                 50                                       922
Nationwide Health Properties, Inc.                                             150                                     2,390
New Plan Excel Realty Trust, Inc.                                              250                                     5,338
Pan Pacific Retail Properties, Inc.                                            110                                     4,329
Pennsylvania Real Estate Investment Trust                                       50                                     1,498
Plum Creek Timber Co., Inc.                                                    530                                    13,754
Post Properties , Inc.                                                          90                                     2,385
Prentiss Properties Trust                                                       90                                     2,699
Prime Group Realty Trust (a)                                                    50                                       290
Prologis                                                                       510                                    13,923
PS Business Parks, Inc.                                                         90                                     3,177
Public Storage, Inc.                                                           320                                    10,877
Ramco-Gershenson Properties Trust                                               50                                     1,165
Realty Income Corp.                                                            110                                     4,189
Reckson Associates Realty Corp.                                                180                                     3,755
RFS Hotel Investors, Inc.                                                       90                                     1,109
Saul Centers, Inc.                                                              50                                     1,280
Shurgard Storage Centers, Inc.                                                 130                                     4,300

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Wells S&P REIT Index Fund
Schedule of Investments - continued
June 30, 2003 (Unaudited)

Common Stocks - 95.24% - continued                                           Shares                                  Value

Real Estate Investment Trusts - 90.23% - continued
SPG Properties, Inc.                                                           530                                  $ 20,686
SL Green Realty Corp.                                                           90                                     3,140
Sovran Self Storage, Inc.                                                       50                                     1,575
Summit Properties, Inc.                                                         90                                     1,859
Sun Communities, Inc.                                                           40                                     1,572
Taubmen Centers, Inc.                                                          160                                     3,066
Thornburg Mortgage Asset Corp.                                                 180                                     4,446
Town & Country Trust                                                            50                                     1,162
United Dominion Realty Trust, Inc.                                             270                                     4,649
U S Restaurant Properties, Inc.                                                 60                                       942
Vornado Realty Trust                                                           270                                    11,772
Washington Real Estate Investment Trust                                        110                                     2,992
Weingarten Realty Investors                                                    130                                     5,447
Winston Hotels, Inc.                                                            60                                       490
                                                                                                           -----------------

                                                                                                                     431,628
                                                                                                           -----------------

Savings Institution, Federally Chartered - 1.24%
AMB Property Corp.                                                             210                                     5,916
                                                                                                           -----------------

TOTAL COMMON STOCKS (Cost $451,136)                                                                                  455,561
                                                                                                           -----------------

Money Market Securities - 5.69%
Huntington Money Market Fund, Class A, 0.25%, (Cost $27,216) (b)            27,216                                    27,216
                                                                                                           -----------------

TOTAL INVESTMENTS (Cost $478,352) - 100.93%                                                                     $    482,777
                                                                                                           -----------------

Liabilities in excess of cash and other assets - (0.93%)                                                              (4,431)
                                                                                                           -----------------

TOTAL NET ASSETS - 100.00%                                                                                      $    478,346
                                                                                                           =================


(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Potomac OTC Plus Portfolio
Schedule of Investments
June 30, 2003 (Unaudited)

Common Stocks - 5.19%                                                       Shares                                Value

Air Transportation, Scheduled - 0.01%
Ryanair Holdings Plc. (c)                                                       22                                $      988
                                                                                                           -----------------

Arrangement Of Transportation Of Freight & Cargo - 0.04%
C H Robinson Worldwide, Inc.                                                    30                                     1,067
Expeditors International Of Washington, Inc.                                    37                                     1,282
                                                                                                           -----------------

                                                                                                                       2,349
                                                                                                           -----------------

Biological Products (No Diagnostic Substances) - 0.48%
Amgen, Inc.  (a)                                                               219                                    14,669
Biogen, Inc. (a)                                                                67                                     2,546
Genzyme Corp. (a)                                                               98                                     4,096
Gilead Sciences, Inc. (a)                                                       70                                     3,891
IDEC Pharmaceuticals Corp.  (a)                                                 61                                     2,074
Invitrogen Corp. (a)                                                            17                                       652
Medimmune, Inc. (a)                                                             98                                     3,564
                                                                                                           -----------------

                                                                                                                      31,492
                                                                                                           -----------------

Cable & Other Pay Television Services - 0.21%
Comcast Corp. Class A (a)                                                      345                                    10,412
EchoStar Communications Corp. (a)                                               91                                     3,150
                                                                                                           -----------------

                                                                                                                      13,562
                                                                                                           -----------------

Communications Services - 0.02%
Panamsat Corp. (a)                                                              73                                     1,345
                                                                                                           -----------------

Computer Communication Equipment - 0.25%
Cisco Systems, Inc. (a)                                                        923                                    15,313
Juniper Networks, Inc. (a)                                                      90                                     1,113
                                                                                                           -----------------

                                                                                                                      16,426
                                                                                                           -----------------

Computer Services & Software - 0.06%
Electronic Arts, Inc. (a)                                                       52                                     3,847
                                                                                                           -----------------

Computer Storage Devices - 0.03%
Network Appliance, Inc. (a)                                                    129                                     2,091
                                                                                                           -----------------

Dental Equipment & Supplies - 0.02%
Dentsply International, Inc.                                                    27                                     1,104
                                                                                                           -----------------

Drilling Oil & Gas Wells - 0.01%
Patterson Energy, Inc. (a)                                                      30                                       972
                                                                                                           -----------------

Electrical Industrial Apparatus - 0.02%
American Power Conversion, Inc.  (a)                                            72                                     1,122
                                                                                                           -----------------

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Potomac OTC Plus Portfolio
Schedule of Investments - continued
June 30, 2003 (Unaudited)

Common Stocks - 5.19% - continued                                           Shares                                   Value

Electronic Computers - 0.26%
Apple Computer, Inc. (a)                                                       183                                   $ 3,499
Dell Computer Corp. (a)                                                        345                                    11,026
Sun Microsystems, Inc. (a)                                                     505                                     2,323
                                                                                                           -----------------

                                                                                                                      16,848
                                                                                                           -----------------

Electronic Connectors - 0.01%
Molex, Inc.                                                                     36                                       972
                                                                                                           -----------------

Hospital & Medical Service Plans - 0.01%
First Health Group Corp. (a)                                                    36                                       994
                                                                                                           -----------------

In Vitro & In Vivo Diagnostic Substances - 0.01%
Human Genome Sciences, Inc. (a)                                                 47                                       598
                                                                                                           -----------------

Men's & Boys' Furnishgs, Work Clothg, & Allied Garments - 0.04%
Cintas Corp.                                                                    74                                     2,623
                                                                                                           -----------------

Motor Vehicle Parts & Accessories - 0.01%
Gentex Corp. (a)                                                                29                                       888
                                                                                                           -----------------

Motor Vehicles & Passenger Car Bodies - 0.05%
PACCAR, Inc.                                                                    47                                     3,169
                                                                                                           -----------------

Optical Instruments & Lenses - 0.06%
KLA-Tencor Corp. (a)                                                            84                                     3,905
                                                                                                           -----------------

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.06%
Biomet, Inc.                                                                   127                                     3,640
                                                                                                           -----------------

Paperboard Mills - 0.02%
Smurfit Stone Container Corp. (a)                                               87                                     1,134
                                                                                                           -----------------

Pharmaceutical Preparations - 0.15%
Cephalon, Inc. (a)                                                              18                                       741
Chiron, Corp. (a)                                                               95                                     4,153
Icos Corp. (a)                                                                  22                                       809
TEVA Pharmaceutical Industries, Ltd. (c)                                        69                                     3,928
                                                                                                           -----------------

                                                                                                                       9,631
                                                                                                           -----------------

Printed Circuit Boards - 0.05%
Flextronics International Ltd. (a)                                             205                                     2,130
Sanmina Corp. (a)                                                              197                                     1,243
                                                                                                           -----------------

                                                                                                                       3,373
                                                                                                           ------------------

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Potomac OTC Plus Portfolio
Schedule of Investments - continued
June 30, 2003 (Unaudited)

Common Stocks - 5.19% - continued                                           Shares                                Value

Radio & Tv Broadcasting & Communications Equipment - 0.20%
Ericsson LM Telephone Co. (c) (a)                                               43                                     $ 457
QUALCOMM, Inc.                                                                 346                                    12,369
                                                                                                           -----------------

                                                                                                                      12,826
                                                                                                           -----------------

Radiotelephone Communications - 0.13%
NEXTEL Communications, Inc. - Class A (a)                                      464                                     8,389
                                                                                                           -----------------

Retail - Building Materials, Hardware, Garden Supply - 0.01%
Fastenal Co.                                                                    26                                       882
                                                                                                           -----------------

Retail - Catalog & Mail - Order Houses - 0.09%
Amazon.com, Inc. (a)                                                            94                                     3,430
CDW Computer Centers, Inc. (a)                                                  32                                     1,466
Schein Henry, Inc. (a)                                                          15                                       785
                                                                                                           -----------------

                                                                                                                       5,681
                                                                                                           -----------------

Retail - Eating & Drinking Places - 0.07%
Starbucks Corp.  (a)                                                           196                                     4,806
                                                                                                           -----------------

Retail - Family Clothing Stores - 0.02%
Ross Stores, Inc.                                                               28                                     1,197
                                                                                                           -----------------

Retail - Grocery Stores - 0.01%
Whole Foods Market, Inc. (a)                                                    21                                       998
                                                                                                           -----------------

Retail - Home Furniture, Furnishings & Equipment Stores - 0.09%
Bed Bath & Beyond, Inc. (a)                                                    144                                     5,589
                                                                                                           -----------------

Retail - Miscellaneous Shopping Goods Stores - 0.03%
Staples, Inc.  (a)                                                             115                                     2,110
                                                                                                           -----------------

Retail - Retail Stores - 0.01%
PETsMART, Inc. (a)                                                              50                                       834
                                                                                                           -----------------

Retail - Variety Stores - 0.07%
Costco Wholesale Corp. (a)                                                      87                                     3,184
Dollar Tree Stores, Inc. (a)                                                    40                                     1,269
                                                                                                           -----------------

                                                                                                                       4,453
                                                                                                           -----------------

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Potomac OTC Plus Portfolio
Schedule of Investments - continued
June 30, 2003 (Unaudited)

Common Stocks - 5.19% - continued                                            Shares                                  Value

Semiconductors & Related Devices - 0.67%
Altera Corp. (a)                                                               195                                   $ 3,198
Broadcom Corp. - Class A (a)                                                    68                                     1,694
Intel Corp.                                                                    832                                    17,292
JDS Uniphase Corp. (a)                                                         583                                     2,046
Linear Technology Corp.                                                        152                                     4,896
Maxim Integrated Products, Inc.                                                164                                     5,607
Microchip Technology, Inc.                                                      61                                     1,495
Nvidia Corp. (a)                                                                62                                     1,427
Qlogic Corp. (a)                                                                35                                     1,692
RF Micro Devices, Inc.  (a)                                                     76                                       458
Xilinx, Inc. (a)                                                               163                                     4,126
                                                                                                           -----------------

                                                                                                                      43,931
                                                                                                           -----------------

Services - Advertising Agencies - 0.03%
Lamar Advertising Co. - Class A (a)                                             30                                     1,056
Monster Worldwide, Inc. (a)                                                     43                                       848
                                                                                                           -----------------

                                                                                                                       1,904
                                                                                                           -----------------

Services - Business Services - 0.13%
eBAY, Inc. (a)                                                                  84                                     8,751
                                                                                                           -----------------

Services - Commercial Physical & Biological Research - 0.03%
Millenium Pharmaceuticals, Inc. (a)                                            116                                     1,825
                                                                                                           -----------------

Services - Computer Integrated Systems Design - 0.05%
Yahoo, Inc. (a)                                                                103                                     3,374
                                                                                                           -----------------

Services - Computer Programming Services - 0.02%
VeriSign, Inc. (a)                                                              81                                     1,120
                                                                                                           -----------------

Services - Educational Services - 0.06%
Apollo Group, Inc. - Class A (a)                                                64                                     3,953
                                                                                                           -----------------

Services - Engineering, Accounting, Research, Management - 0.06%
PayChex, Inc.                                                                  130                                     3,810
                                                                                                           -----------------

Services - Pharmacy Services - 0.03%
Express Scripts, Inc. (a)                                                       25                                     1,705
                                                                                                           -----------------

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Potomac OTC Plus Portfolio
Schedule of Investments - continued
June 30, 2003 (Unaudited)

Common Stocks - 5.19% - continued                                           Shares                                  Value

Services - Prepackaged Software - 1.09%
Adobe Systems, Inc.                                                             82                                   $ 2,630
BEA Systems, Inc. (a)                                                          138                                     1,499
Brocade Communications Systems, Inc. (a)                                        95                                       560
Check Point Software Technologies Ltd. (a)                                      87                                     1,701
Citrix Systems, Inc. (a)                                                        74                                     1,507
Compuware Corp. (a)                                                             85                                       486
Intuit, Inc. (a)                                                                94                                     4,186
Mercury Interactive Corp. (a)                                                   33                                     1,274
Microsoft Corp.                                                              1,338                                    34,266
Oracle Corp.  (a)                                                              798                                     9,592
PeopleSoft, Inc. (a)                                                           161                                     2,832
Siebel Systems, Inc. (a)                                                       207                                     1,975
Symantec Corp.  (a)                                                             56                                     2,456
Synopsys, Inc.  (a)                                                             25                                     1,546
VERITAS Software Corp. (a)                                                     153                                     4,387
                                                                                                           -----------------

                                                                                                                      70,897
                                                                                                           -----------------

Services-Computer Processing & Data Preparation - 0.05%
Firserv, Inc. (a)                                                               87                                     3,098
                                                                                                           -----------------

Services-Misc Health & Allied Services - 0.02%
Lincare Holdings, Inc. (a)                                                      37                                     1,166
                                                                                                           -----------------

Services-Prepackaged Software - 0.02%
Pixar (a)                                                                       19                                     1,156
                                                                                                           -----------------

Special Industry Machinery - 0.11%
Applied Materials, Inc. (a)                                                    311                                     4,932
Novellus Systems, Inc.  (a)                                                     55                                     2,014
                                                                                                           -----------------

                                                                                                                       6,946
                                                                                                           -----------------

Telephone & Telegraph Apparatus - 0.05%
ADC Telecommunications, Inc.  (a)                                              364                                       847
CIENA Corp. (a)                                                                187                                       967
Comverse Technology, Inc. (a)                                                   71                                     1,067
Tellabs, Inc. (a)                                                               85                                       558
                                                                                                           -----------------

                                                                                                                       3,439
                                                                                                           -----------------

Transportation Services - 0.12%
InteractiveCorp (a)                                                            190                                     7,518
                                                                                                           -----------------

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 0.02%
Patterson Dental Co. (a)                                                        24                                     1,089
                                                                                                           -----------------

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Potomac OTC Plus Portfolio
Schedule of Investments - continued
June 30, 2003 (Unaudited)

Common Stocks - 5.19% - continued                                           Shares                                  Value

Wholesale-Chemicals & Allied Products - 0.02%
Sigma Aldrich Corp.                                                             25                                   $ 1,354
                                                                                                           -----------------

TOTAL COMMON STOCKS (Cost $318,311)                                                                                  337,874
                                                                                                           -----------------

Money Market Securities - 85.97%
Huntington US Treasury, 0.25%, (Cost $5,595,761) (b)                     5,595,761                                 5,595,761
                                                                                                           -----------------

TOTAL INVESTMENTS (Cost $5,914,072) - 91.16%                                                                   $   5,933,635
                                                                                                           -----------------

Cash and other assets less liabilities - 8.84%                                                                       575,110
                                                                                                           -----------------

TOTAL NET ASSETS - 100.00%                                                                                     $   6,508,745
                                                                                                           =================


(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2003.
(c) American Depositary Receipt.

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Potomac Dow 30SM Plus Portfolio
Schedule of Investments
June 30, 2003 (Unaudited)

Money Market Securities - 94.39%                                           Shares                                  Value

Huntington US Treasury Fund, Class A, 0.25%, (Cost $400,209) (a)           400,209                                 $ 400,209
                                                                                                           -----------------

TOTAL INVESTMENTS (Cost $400,209) - 100.93%                                                                     $    400,209
                                                                                                           -----------------

Other assets less liabilities - 5.61%                                                                                 23,788
                                                                                                           -----------------

TOTAL NET ASSETS - 100.00%                                                                                      $    423,997
                                                                                                           =================


(a) Variable rate security; the coupon rate shown represents the rate at June 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Access U.S. Government Money Market Portfolio
Schedule of Investments
June 30, 2003 (Unaudited)


                                                                        Principal
Government Bonds - 52.01%                                                Amount                                  Value

Federal Home Loan Bank Discount Note, 7/1/2003                           9,000,000                               $ 9,000,000

TOTAL GOVERNMENT BONDS (Cost $9,000,000)                                                                           9,000,000
                                                                                                           -----------------

Money Market Securities - 0.53%
Huntington US Treasury, 0.25%, (Cost $91,214) (a)                           91,214                                    91,214
                                                                                                           -----------------

TOTAL INVESTMENTS (Cost $9,091,213) - 52.54%                                                                   $   9,091,214
                                                                                                           -----------------

Cash and other assets less liabilities - 47.46%                                                                    8,213,174
                                                                                                           -----------------

TOTAL NET ASSETS - 100.00%                                                                                     $  17,304,388
                                                                                                           =================

(a) Variable rate security; the coupon rate shown represents the rate at June 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Statement of Assets and Liabilities
June 30, 2003 (Unaudited)

                                                                                                                       Access U.S.
                                                           Wells S&P            Potomac             Potomac            Government
                                                          REIT IndexSM         OTC Plus          Dow 30SM Plus        Money Market
                                                           Portfolio           Portfolio            Portfolio           Portfolio
                                                     ----------------    -----------------    -----------------   ------------------
Assets
Investments in securities, at value (cost $478,352,
   $5,914,072, $400,209, $9,091,214, respectively)        $ 482,777          $ 5,933,635            $ 400,209          $ 9,091,214
Cash held as collateral                                           -              567,000               24,000                    -
Interest receivable                                              10                  288                   71                   13
Dividends receivable                                          2,737                   35                    -                    -
Variation margin on futures contracts                             -               12,600                  420                    -
Receivable for fund shares sold                                  33                    -                    -            8,260,828
Receivable from advisor                                      11,484                4,354                2,103               27,460
                                                     ----------------    -----------------    -----------------   ------------------
     Total assets                                           497,041            6,517,912              426,803           17,379,515
                                                     ----------------    -----------------    -----------------   ------------------

Liabilities
12b-1 fees payable                                              138                  757                  129                4,212
Payable for fund shares redeemed                                 53                  810                   45               40,255
Other payables and accrued expenses                          12,055                7,600                2,632               30,660
Payable for investments purchased                             6,449                    -                    -                    -
                                                     ----------------    -----------------    -----------------   ------------------
     Total liabilities                                       18,695                9,167                2,806               75,127
                                                     ----------------    -----------------    -----------------   ------------------

Net Assets:
Applicable to 45,322, 624,486, 41,160, and 17,304,388
     shares outstanding, respectively                     $ 478,346          $ 6,508,745            $ 423,997         $ 17,304,388
                                                     ================    =================    =================   ==================

Net Assets consist of:
Paid in capital                                             468,365            6,115,265              410,956           17,304,388
Accumulated net investment income (loss)                      2,472               (3,879)                (635)                   -
Accumulated net realized gain (loss) on:
       Investment securities                                  3,084              284,541                    -                    -
       Futures contracts                                          -               99,073               26,994                    -
Net unrealized appreciation (depreciation) on:
       Investment securities                                  4,425               19,563                    -                    -
       Futures contracts                                          -               (5,818)             (13,318)                   -
                                                     ----------------    -----------------    -----------------   ------------------

Net Assets                                                $ 478,346          $ 6,508,745            $ 423,997         $ 17,304,388
                                                     ================    =================    =================   ==================

Net Asset Value
Offering price and redemption price per share               $ 10.55              $ 10.42              $ 10.30               $ 1.00
                                                     ================    =================    =================   ==================

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Statement of Operations
For the period May 1, 2003 (commencement of operations) through June 30, 2003 (Unaudited)

                                                                                                                       Access U.S.
                                                                Wells S&P          Potomac          Potomac            Government
                                                               REIT IndexSM        OTC Plus       Dow 30SM Plus       Money Market
                                                                 Portfolio        Portfolio        Portfolio           Portfolio
                                                             ---------------    ------------   -----------------   -----------------
Investment Income
Dividend income                                                  $ 3,258           $ 304               $ 121            $ 12,155
Interest income                                                       16             330                   -                   -
                                                             ---------------    ------------   -----------------   -----------------
  Total Income                                                     3,274             634                 121              12,155
                                                             ---------------    ------------   -----------------   -----------------

Expenses
Investment advisor fee                                               558           3,252                 527              16,892
12b-1 fee                                                            138             757                 129               4,212
Administration expenses                                            4,178           1,733                 333              10,468
Auditing expenses                                                    261             956                 174               7,300
Custodian expenses                                                   668             668                 501                 501
Fund accounting expenses                                           3,342           1,386                 266               8,375
Insurance expenses                                                    13              71                  15                 432
Legal expenses                                                       627             627                 627                 627
Trustee expenses                                                     251             251                 251                 251
Pricing expenses                                                     802           1,370                 100                   -
Printing expenses                                                    167             167                 167                 252
Transfer agent expenses                                            1,755             797                 212               4,391
Miscellaneous expenses                                                84              84                  84                  84
                                                             ---------------    ------------   -----------------   -----------------
  Total Expenses                                                  12,844          12,119               3,386              53,785
Reimbursed expenses                                              (12,042)         (7,606)             (2,630)            (44,352)

                                                              --------------    ------------   -----------------   -----------------
Total operating expenses                                             802           4,513                 756               9,433

                                                              --------------    ------------   -----------------   -----------------
Net Investment Income (Loss)                                       2,472          (3,879)               (635)              2,722
                                                             ---------------    ------------   -----------------   -----------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on:
              Investment securities                                2,549         284,541                   -                   -
              Futures contracts                                        -          99,073              26,994                   -
Capital Gain Income from Real Estate Investment Trusts               535               -                   -                   -
Change in net unrealized appreciation (depreciation) on:
              Investment securities                                4,425          19,563                   -                   -
              Futures contracts                                        -          (5,818)            (13,318)                  -

                                                              --------------    ------------   -----------------   -----------------
Net realized and unrealized gain (loss) on investment
              securities                                           7,509         397,359              13,676                   -
                                                             ---------------    ------------   -----------------   -----------------

Net increase (decrease) in net assets resulting from
              operations                                         $ 9,981        $393,480            $ 13,041             $ 2,722
                                                             ===============    ============   =================   =================

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Statement of Changes In Net Assets
For the period May 1, 2003 (commencement of operations) through June 30, 2003.


                                                                                                                    Access U.S.
                                                          Wells S&P           Potomac            Potomac             Government
                                                        REIT IndexSM         OTC Plus         Dow 30SM Plus         Money Market
                                                          Portfolio          Portfolio           Portfolio            Portfolio
                                                      ----------------    ---------------    -----------------   -------------------
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                               $ 2,472           $ (3,879)              $ (635)              $ 2,722
  Net realized gain (loss) on investment securities            2,549            383,614               26,994                     -
  Capital Gain Income from Real Estate Investment Trusts         535                  -                    -                     -
  Change in net unrealized appreciation (depreciation)         4,425            383,614              (13,318)                    -
                                                      ----------------    ---------------    -----------------   -------------------

  Net increase (decrease) in net assets resulting from
     operations                                                9,981            763,349               13,041                 2,722
                                                      ----------------    ---------------    -----------------   -------------------
Distributions
  From net investment income                                       -                  -                    -                (2,722)
  From net realized gain                                           -                  -                    -                     -
                                                      ----------------    ---------------    -----------------   -------------------

  Total distributions                                              -                  -                    -                (2,722)
                                                      ----------------    ---------------    -----------------   -------------------
Capital Share Transactions
  Proceeds from shares sold                                  530,079         10,647,048              541,691            23,872,003
  Reinvestment of distributions                                    -                  -                    -                 2,721
  Amount paid for shares repurchased                         (61,714)        (4,531,783)            (130,735)           (6,570,336)
                                                      ----------------    ---------------    -----------------   -------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                 468,365          6,115,265              410,956            17,304,388
                                                      ----------------    ---------------    -----------------   -------------------

Total Increase (Decrease) in Net Assets                      478,346          6,878,614              423,997            17,304,388
                                                      ----------------    ---------------    -----------------   -------------------

Net Assets
  Beginning of period                                              -                  -                    -                     -
                                                      ----------------    ---------------    -----------------   -------------------

  End of period [including accumulated net
       investment income(loss) of $2,472, ($3,879),
       ($635), & $0, respectively]                         $ 478,346        $ 6,878,614            $ 423,997          $ 17,304,388
                                                      ================    ===============    =================   ===================


Capital Share Transactions
  Shares sold                                                 51,240          1,047,867               53,257            23,872,003
  Shares issued in reinvestment of distributions                   -                  -                    -                 2,721
  Shares repurchased                                          (5,919)          (423,381)             (12,097)           (6,570,336)
                                                      ----------------    ---------------    -----------------   -------------------

  Net increase (decrease) from capital transactions           45,322            624,486               41,160            17,304,388
                                                      ================    ===============    =================   ===================

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Financial Highlights
For the period May 1, 2003 (commencement of operations) through June 30, 2003.


                                                                                                                     Access U.S.
                                                              Wells S&P         Potomac           Potomac            Government
                                                             REIT IndexSM      OTC Plus         Dow 30SM Plus       Money Market
                                                              Portfolio        Portfolio         Portfolio           Portfolio
                                                           ---------------    ------------    -----------------    -----------------
Selected Per Share Data
Net asset value, beginning of period                           $ 10.00         $ 10.00              $ 10.00               $ 1.00
                                                           ---------------    ------------    -----------------    -----------------
Income from investment operations
  Net investment income (loss)                                    0.08           (0.02)               (0.02)                0.00
  Net realized and unrealized gain (loss)                         0.47            0.44                 0.32                 0.00
                                                           ---------------    ------------    -----------------    -----------------

Total from investment operations                                  0.55            0.42                 0.30                 0.00
                                                           ---------------    ------------    -----------------    -----------------
Less Distributions to shareholders:
  From net investment income                                      0.00            0.00                 0.00                 0.00
  From net realized gain                                          0.00            0.00                 0.00                 0.00
                                                           ---------------    ------------    -----------------    -----------------

Total distributions                                               0.00            0.00                 0.00                 0.00
                                                           ---------------    ------------    -----------------    -----------------

Net asset value, end of period                                 $ 10.55         $ 10.42              $ 10.30               $ 1.00
                                                           ===============    ============    =================    =================

Total Return (b)                                                  5.50%           4.20%                3.00%                0.03%

Ratios and Supplemental Data
Net assets, end of period (000)                                  $ 478         $ 6,509                $ 424             $ 17,304
Ratio of expenses to average net assets                           1.45% (a)       1.45% (a)            1.45% (a)            0.55%(a)
Ratio of expenses to average net assets
   before waiver & reimbursement                                 23.27% (a)       3.88% (a)            6.50% (a)            3.14%(a)
Ratio of net investment income to
   average net assets                                             4.48% (a)       (1.24)(a)            (1.22)(a)            0.16%(a)
Ratio of net investment income to
   average net assets before waiver & reimbursement             (17.34)(a)       (3.68)(a)            (6.27)(a)            (2.43)(a)
Portfolio turnover rate                                          31.19%         259.18%                0.00%                0.00%


(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.

See accompanying notes which are an integral part of the financial statements.

                                        Access Variable Insurance Trust
                                         Notes to Financial Statements
                                           June 30, 2003 (Unaudited)

NOTE 1.  ORGANIZATION

     Wells S&P REIT IndexSM Portfolio (the "S&P REIT IndexSM Portfolio"), Potomac OTC Plus Portfolio (the "OTC Plus Portfolio"), Potomac Dow 30SM Plus Portfolio (the "Dow 30SM Plus Portfolio") and Access U.S. Government Money Market Portfolio (the "Money Market Portfolio") (collectively, the "Portfolios") are each organized as a series of the Access Variable Insurance Trust (the "Trust"). The S&P REIT IndexSM Portfolio and the Money Market Portfolio are diversified portfolios. The OTC Plus Portfolio and the Dow 30SM Plus Portfolio are non-diversified.

     The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated February 8, 2003 (the "Trust Agreement") and is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The investment adviser for each Portfolio is Access Fund Management, LLC (the "Adviser"). The sub-adviser to the S&P REIT Index Portfolio is Wells Asset Management, Inc. ("Wells"). The sub-adviser to the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolio is Rafferty Asset Management, LLC ("Rafferty"). The S&P REIT IndexSM Portfolio seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite IndexSM. The OTC Plus Portfolio seeks to provide investment returns that correspond to 125% of the performance of the NASDAQ 100 Index TM. The Dow 30SM Plus Portfolio seeks daily investment results that correspond to 125% of the performance of the Dow Jones Industrial AverageSM
(Dow). The Money Market Portfolio seeks to provide security of principal, current income and liquidity.


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

     Securities Valuation- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     It is the policy of the Money Market Portfolio to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The instruments held by the Money
Market Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such fluctuations generally are in response to changes in interest rates. Use of the amortized cost valuation method requires the Money Market Portfolio to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the sub-adviser to be of high quality with minimal credit risks. The Money Market Portfolio may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by any two nationally recognized statistical rating organizations ("NRSROs").

                                     Access Variable Insurance Trust
                                      Notes to Financial Statements
                                   June 30, 2003 (Unaudited) - continued

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued

     Rule 2a-7 requires the Trustees to establish procedures reasonably designed to stabilize the net asset value per share as computed for purposes of distribution and redemption. The Board's procedures include monitoring the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than ..5% between the two methods. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

     For the Portfolios, fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes- Each Portfolio intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Portfolios of liability for federal income taxes. If for any taxable year a Portfolio does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of a Portfolio's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

     Dividends and Distributions- Each Portfolio intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

     Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment adviser to each of the Portfolios is Access Fund Management, LLC, 475 Hickorynut Avenue, Oldsmar, Florida 34677. The Adviser was organized as a Florida limited liability company in 2003. Michael V. Williams and Mark T. Bolt are the sole members of the Adviser, and each is a manager of the Adviser, and may be deemed to control the Adviser. A trustee and officer of the Trust is also a member and officer of the Adviser.

                                    Access Variable Insurance Trust
                                     Notes to Financial Statements
                                 June 30, 2003 (Unaudited) - continued


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     Under the terms of a management agreement (the "Agreement"), the Adviser manages each Portfolio's investments subject to approval of the Board of Trustees. As compensation for its management services, each Portfolio is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average value of its daily net assets. The Trust bears all other expenses that are not assumed by the Adviser. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Portfolio may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation. For the period ended June 30, 2003, the Adviser received $558, $3,252, $527 and $16,892 from the S&P REIT IndexSM Portfolio, the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolio, respectively. Effective upon the commencement of operations of each Portfolio through April 30, 2004, the Adviser has contractually agreed to waive fees to the extent necessary to maintain each Portfolio's total operating expenses (excluding brokerage costs; borrowing costs (such as (a) interest, and (b) dividend expenses on securities sold short); taxes; and extraordinary or non-recurring expenses) at 1.45% of the Portfolios average daily net assets for that period. Any waiver is subject to repayment by the Portfolio within the three fiscal years following the year in which such waiver occurred, if the Portfolio is able to make the payment without exceeding the 1.45% expense limitation. Such repayment will only occur after the applicable sub-adviser has been fully repaid for any fee waiver or expense reimbursement under the sub-adviser's letter agreement (see below). For the period ended June 30, 2003, the Adviser reimbursed $12,042, $7,606, $2,630 and $44,352 to the S&P REIT IndexSM Portfolio, the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolio, respectively.

     The sub-adviser to the S&P REIT Index Portfolio is Wells Asset Management, Inc., 6200 The Corners Parkway, Atlanta, Georgia 30092. Leo F. Wells III, as the controlling shareholder of Wells, may directly or indirectly receive benefits from the advisory fees paid to the sub-adviser. Under the terms of the sub-advisory agreement with the Adviser, Wells receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.40% of the average daily net assets of the S&P REIT Index Portfolio. Effective upon the commencement of operations of the S&P REIT Index Portfolio through April 30, 2004, Wells has contractually agreed to waive fees or reimburse other expenses of the S&P REIT Index Portfolio to the extent necessary to maintain the Portfolio's total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividend expenses on securities sold short; taxes; and extraordinary and non-recurring expenses) at 1.50% of the S&P REIT Index Portfolio's average daily net assets for that period. The Adviser has agreed to waive its fees in an amount equal to the sub-adviser's fee waiver during the period. Any waiver or reimbursement of operating expenses by Wells is subject to repayment by the S&P REIT Index Portfolio within the three fiscal years following the year in which such waiver or reimbursement occurred, if the S&P REIT Index Portfolio is able to make the payment without exceeding the 1.50% expense limitation. Wells has retained PADCO Advisors, Inc., d/b/a Rydex Global Advisors ("Rydex"), 9601 Blackwell Road, Suite 500, Rockville, Maryland to manage the S&P REIT Index Portfolio's investments. Albert P. Viragh, Jr. is the controlling shareholder and principal executive officer of Rydex. For its services, Rydex receives an annual fee from Wells equal to 0.20% of the combined average daily net assets of the S&P REIT Index Portfolio and the Wells S&P Index Fund, both considered series of the Wells Family of Real Estate Funds, up to $100,000,000, 0.15% of such assets from $100,000,000 to $500,000,000 and 0.10%
of such assets in excess of $500,000,000; subject to a minimum monthly fee of $10,000.

                                    Access Variable Insurance Trust
                                     Notes to Financial Statements
                                  June 30, 2003 (Unaudited) - continued

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     The sub-adviser to the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolio is Rafferty Asset Management, LLC, 500 Fifth Avenue, Suite 415, New York, New York 10110. Rafferty was organized as a New York limited liability corporation in June 1997. Under the terms of a sub-advisory agreement with the Adviser, Rafferty receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.40% of the average daily net assets of the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolios. Effective upon the commencement of operations of the Portfolio through April 30, 2004, Rafferty has contractually agreed to waive fees or reimburse other expenses of each of the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolios it manages to the extent necessary to maintain the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolio's total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividend expenses on securities sold short; taxes; and extraordinary and non-recurring expenses) at 1.50% of the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolio's average daily net assets for that period. The Adviser has agreed to waive its fees in an amount equal to the sub-adviser's fee waiver during the period. Any waiver or reimbursement of operating expenses by Rafferty is subject to repayment by the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolios within the three fiscal years following the year in which such waiver or reimbursement occurred, if the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolios are able to make the payment without exceeding the 1.45% expense limitation.

     For purposes of each sub-adviser's fee waiver and expense reimbursement obligations described above, "operating expenses" of a Portfolio, include: (i) legal, auditing and accounting expenses; (ii) registration fees under federal and state securities laws; (iii) insurance expenses; (iv) fees and expenses of the custodian, transfer agent, dividend disbursing agent, shareholder service agent, plan agent, administrator, accounting and pricing services agent and underwriter of the Portfolio; (v) expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Portfolio; (vi) the cost of printing or preparing stock certificates or any other documents, statements or reports to shareholders; (vii) expenses of shareholders' meetings and proxy solicitations; (viii) advertising, promotion and other expenses incurred directly or indirectly in connection with the sale or distribution of the Portfolio's shares that the Portfolio is authorized to pay pursuant to Rule 12b-1 under the Act; (ix) fees paid to the Adviser, (x) fees and expenses of the non-interested person Trustees, and (xi) the cost of preparing and distributing reports and notices to shareholders, and the cost of printing or preparing prospectuses and statements of additional information for delivery to shareholders.

     The Trust retains Unified to act as each Portfolio's transfer agent, fund accountant and fund administrator. For its services as transfer agent, Unified receives from each Portfolio a fee payable monthly at an annual rate of $18 per account for the Money Market Portfolio and $15 per account for the other Portfolios, provided, however, that the minimum fee is $10,000 per year with respect to each Portfolio's initial class of shares, plus $9,000 per year for each additional share class. For the period ending June 30, 2003, the S&P REIT IndexSM Portfolio, the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolio paid Unified transfer agency fees of $1,671, $710, $125, and $4,179, respectively. For its services as fund accountant, Unified receives an annual fee from each Portfolio equal to 0.05% of the Portfolio's average net assets for the first $50 million, 0.04% of the Portfolio's average net assets from $50 million to $100 million, 0.03% of the Portfolio's average net assets from $100 million to $150 million, and 0.02% of the Portfolio's average net assets over $150 million (subject to minimum fees of $1,666 per month). For the period ended June 30, 2003, the S&P REIT IndexSM Portfolio, the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolio paid Unified fund accounting fees of $3,342, $1,386, $266, and $8,375, respectively. For fund administration services, Unified receives an annual fee from the Portfolios equal to 0.10% of the Portfolio's average net assets for the first $50 million, 0.07% of

                                      Access Variable Insurance Trust
                                        Notes to Financial Statements
                                    June 30, 2003 (Unaudited) - continued

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

the Portfolio's average net assets from $50 to $100 million, 0.05% of the Portfolio's average net assets from $100 million to $150, and 0.03% of the Portfolio's average net assets over $150 million (subject to minimum fees of $2,083 per month). For the period ended June 30, 2003, the S&P REIT IndexSM Portfolio, the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolio paid Unified fund administration fees of $4,178, $1,733, $333, and $10,468, respectively.

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Portfolios pursuant to an agreement with the Trust. The sub-advisers, not the Portfolios, are responsible for paying all distribution fees under that agreement. The Distributor is obligated to sell the shares of the Portfolios on a best efforts basis only against purchase orders for the shares. Shares of the Portfolios are offered to the public on a continuous basis. The Distributor is controlled by Unified Financial Services, Inc. Each Portfolio has adopted a 12b-1 Plan that permits each Portfolio to charge 12b-1 fees of 0.25% annually. For the period ended June 30, 2003, the S&P REIT IndexSM Portfolio, the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolio paid 12b-1 fees of $138, $757, $129 and $4,212, respectively.

NOTE 4.  INVESTMENTS

     S&P REIT IndexSM Portfolio. For the period ended June 30, 2003, purchases and sales of investment securities, other than short term investments, aggregated $522,497 and $73,470, respectively. As of June 30, 2003, the gross unrealized appreciation for all securities totaled $8,414 and the gross unrealized depreciation for all securities totaled $3,989 for a net unrealized appreciation of $4,425. The aggregate cost of securities for federal income tax purposes at June 30, 2003 was $478,351.

     OTC Plus Portfolio. For the period ended June 30, 2003, purchases and sales of investment securities, other than short term investments, aggregated $3,795,054 and $3,761,284, respectively. As of June 30, 2003, the gross unrealized appreciation for investment securities totaled $22,874 and the gross unrealized depreciation for investment securities totaled $3,311 for a net unrealized appreciation of $19,563. At June 30, 2003, the aggregate settlement value of the NASDAQ 100 open future contract expiring in September 2003 was $7,588,350 and the related unrealized depreciation was $5,818. The aggregate cost of securities for federal income tax purposes at June 30, 2003 was $5,914,072.

     Dow 30SM Plus Portfolio. For the period ended June 30, 2003, purchases and sales of investment securities, other than short term investments, aggregated $0 and $0, respectively. At June 30, 2003, the aggregate settlement value of the Dow Jones Industrial open future contract expiring in September 2003 was $537,420 and the related unrealized depreciation was $13,318. The aggregate cost of securities for federal income tax purposes at June 30, 2003 was $400,209.

     Money Market Portfolio. The aggregate cost of securities for federal income tax purposes at June 30, 2003 was $9,091,213.

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                       Access Variable Insurance Trust
                                        Notes to Financial Statements
                                     June 30, 2003 (Unaudited) - continued

NOTE 6. RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2003, Western Reserve Life Assurance Co. held 85.67%, 98.96%, 84.23% and 99.62% of the outstanding shares of the S&P REIT IndexSM Portfolio, the OTC Plus Portfolio, the Dow 30SM Plus Portfolio, and the Money Market Portfolio, respectively, in omnibus accounts for the benefit of others.

Item 2.  Code of Ethics.  Not applicable.


Item 3.  Audit Committee Financial Expert. Not applicable.


Item 4.  Principal Accountant Fees and Services.  Not applicable.


Items 5-6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.



Item 8. Reserved.

Item 9.  Controls and Procedures.

     (a) Based on an  evaluation  of the  registrant's  disclosure  controls and
procedures  as  of   September 3,   2003,  the  disclosure  controls  and
procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 10.  Exhibits.
(a)(1)   Not applicable.[see Item 2.]
(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.
(b)      Certification required by Item 10(b) of Form N-CSR is filed herewith.

     [File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Annual reports only: Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. (registrant may file the Code of Ethics, or state in the annual report that 1) the Code is available on website (give address) or 2) state that the Code is available on request without charge, and explain how to request a copy.


     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

     (b)  Provide the 906  Certification  as  required  by Rule  30a-2(b).

                                               SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Access Variable Insurance Trust


/s/ Michael Williams
Michael Williams, President

Date 9/4/03

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Michael Willliams
Michael Williams, President

Date 9/4/03


/s/ Michael Williams
Michael Williams, Treasurer

Date  9/4/03